UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the year ended August 31, 2025:
  John Hancock Equity Income Fund
  John Hancock Global Equity Fund

John Hancock Equity Income Fund
Class 1/JIEMX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Equity Income Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund (Class 1/JIEMX)	$78	0.76%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Equity Income Fund (Class 1/JIEMX) returned 6.46% for the year ended August 31, 2025. U.S. equities logged a double-digit gain in the annual period, albeit with a stretch of volatility in spring 2025 caused by concerns about protectionist U.S. trade policy. Investor sentiment was well supported by the backdrop of steady economic growth, robust corporate earnings, and accommodative central bank policies. Dividend paying equities, while positive in absolute terms, lagged the broader market at a time in which faster-growing, technology-related stocks were in favor.
TOP PERFORMANCE CONTRIBUTORS
Financials | Bank stocks—including Citigroup, Inc., Wells Fargo & Company, and JPMorgan Chase & Co.—were top individual contributors in both the financials sector and the fund as a whole. Several non-bank financials also helped results, led by The Charles Schwab Corp.
Industrials | The fund held a number of strong performers in the aerospace & defense industry, including General Electric Company, Siemens AG, The Boeing Company, and L3Harris Technologies, Inc. GE Vernova, Inc. was a further contributor of note.
Communication services and utilities | Alphabet, Inc. (parent of Google) and Ameren Corp. were the leading contributors in the two sectors, respectively.

TOP PERFORMANCE DETRACTORS
Health care | The health insurance provider Elevance Health, Inc. was the largest detractor in both the sector and the overall portfolio. UnitedHealth Group, Inc. also hurt results.
Real estate | Real estate investment trusts (REITs) generally posted losses due to rising long-term interest rates and investors’ preference for faster-growing market segments.
Stocks affected by company-specific news | Stanley Black & Decker, Inc., Becton, Dickinson and Company, and United Parcel Service, Inc. were the largest individual detractors outside of healthcare.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Income Fund (Class 1/JIEMX)	6.46%	13.41%	10.06%
Russell 1000 Index	16.24%	14.34%	14.33%
Russell 1000 Value Index	9.33%	12.97%	10.22%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$603,031,289
Total number of portfolio holdings	122
Total advisory fees paid (net)	$7,305,109
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
MetLife, Inc.	2.1%
The Southern Company	2.0%
Citigroup, Inc.	2.0%
Qualcomm, Inc.	2.0%
The Charles Schwab Corp.	1.9%
JPMorgan Chase & Co.	1.8%
Wells Fargo & Company	1.8%
L3Harris Technologies, Inc.	1.7%
Kimberly-Clark Corp.	1.7%
Amazon.com, Inc.	1.7%

Sector Composition
Financials	22.6%
Industrials	13.6%
Health care	13.1%
Energy	8.9%
Information technology	8.7%
Consumer staples	8.4%
Communication services	6.1%
Utilities	6.0%
Consumer discretionary	4.7%
Real estate	3.8%
Materials	3.0%
Short-term investments and other	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4781006

458A-1

8/25

10/25

John Hancock Equity Income Fund

John Hancock Equity Income Fund
Class A/JHEIX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Equity Income Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund (Class A/JHEIX)	$115	1.12%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Equity Income Fund (Class A/JHEIX) returned 6.13% (excluding sales charges) for the year ended August 31, 2025. U.S. equities logged a double-digit gain in the annual period, albeit with a stretch of volatility in spring 2025 caused by concerns about protectionist U.S. trade policy. Investor sentiment was well supported by the backdrop of steady economic growth, robust corporate earnings, and accommodative central bank policies. Dividend paying equities, while positive in absolute terms, lagged the broader market at a time in which faster-growing, technology-related stocks were in favor.
TOP PERFORMANCE CONTRIBUTORS
Financials | Bank stocks—including Citigroup, Inc., Wells Fargo & Company, and JPMorgan Chase & Co.—were top individual contributors in both the financials sector and the fund as a whole. Several non-bank financials also helped results, led by The Charles Schwab Corp.
Industrials | The fund held a number of strong performers in the aerospace & defense industry, including General Electric Company, Siemens AG, The Boeing Company, and L3Harris Technologies, Inc. GE Vernova, Inc. was a further contributor of note.
Communication services and utilities | Alphabet, Inc. (parent of Google) and Ameren Corp. were the leading contributors in the two sectors, respectively.

TOP PERFORMANCE DETRACTORS
Health care | The health insurance provider Elevance Health, Inc. was the largest detractor in both the sector and the overall portfolio. UnitedHealth Group, Inc. also hurt results.
Real estate | Real estate investment trusts (REITs) generally posted losses due to rising long-term interest rates and investors’ preference for faster-growing market segments.
Stocks affected by company-specific news | Stanley Black & Decker, Inc., Becton, Dickinson and Company, and United Parcel Service, Inc. were the largest individual detractors outside of healthcare.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Income Fund (Class A/JHEIX)	0.82%	11.84%	9.11%
Equity Income Fund (Class A/JHEIX)—excluding sales charge	6.13%	13.00%	9.67%
Russell 1000 Index	16.24%	14.34%	14.33%
Russell 1000 Value Index	9.33%	12.97%	10.22%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$603,031,289
Total number of portfolio holdings	122
Total advisory fees paid (net)	$7,305,109
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
MetLife, Inc.	2.1%
The Southern Company	2.0%
Citigroup, Inc.	2.0%
Qualcomm, Inc.	2.0%
The Charles Schwab Corp.	1.9%
JPMorgan Chase & Co.	1.8%
Wells Fargo & Company	1.8%
L3Harris Technologies, Inc.	1.7%
Kimberly-Clark Corp.	1.7%
Amazon.com, Inc.	1.7%

Sector Composition
Financials	22.6%
Industrials	13.6%
Health care	13.1%
Energy	8.9%
Information technology	8.7%
Consumer staples	8.4%
Communication services	6.1%
Utilities	6.0%
Consumer discretionary	4.7%
Real estate	3.8%
Materials	3.0%
Short-term investments and other	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4781006

458A-A

8/25

10/25

John Hancock Equity Income Fund

John Hancock Equity Income Fund
Class C/JHERX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Equity Income Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund (Class C/JHERX)	$188	1.83%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Equity Income Fund (Class C/JHERX) returned 5.36% (excluding sales charges) for the year ended August 31, 2025. U.S. equities logged a double-digit gain in the annual period, albeit with a stretch of volatility in spring 2025 caused by concerns about protectionist U.S. trade policy. Investor sentiment was well supported by the backdrop of steady economic growth, robust corporate earnings, and accommodative central bank policies. Dividend paying equities, while positive in absolute terms, lagged the broader market at a time in which faster-growing, technology-related stocks were in favor.
TOP PERFORMANCE CONTRIBUTORS
Financials | Bank stocks—including Citigroup, Inc., Wells Fargo & Company, and JPMorgan Chase & Co.—were top individual contributors in both the financials sector and the fund as a whole. Several non-bank financials also helped results, led by The Charles Schwab Corp.
Industrials | The fund held a number of strong performers in the aerospace & defense industry, including General Electric Company, Siemens AG, The Boeing Company, and L3Harris Technologies, Inc. GE Vernova, Inc. was a further contributor of note.
Communication services and utilities | Alphabet, Inc. (parent of Google) and Ameren Corp. were the leading contributors in the two sectors, respectively.

TOP PERFORMANCE DETRACTORS
Health care | The health insurance provider Elevance Health, Inc. was the largest detractor in both the sector and the overall portfolio. UnitedHealth Group, Inc. also hurt results.
Real estate | Real estate investment trusts (REITs) generally posted losses due to rising long-term interest rates and investors’ preference for faster-growing market segments.
Stocks affected by company-specific news | Stanley Black & Decker, Inc., Becton, Dickinson and Company, and United Parcel Service, Inc. were the largest individual detractors outside of healthcare.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Income Fund (Class C/JHERX)	4.40%	12.21%	8.90%
Equity Income Fund (Class C/JHERX)—excluding sales charge	5.36%	12.21%	8.90%
Russell 1000 Index	16.24%	14.34%	14.33%
Russell 1000 Value Index	9.33%	12.97%	10.22%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$603,031,289
Total number of portfolio holdings	122
Total advisory fees paid (net)	$7,305,109
Portfolio turnover rate	27%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
MetLife, Inc.	2.1%
The Southern Company	2.0%
Citigroup, Inc.	2.0%
Qualcomm, Inc.	2.0%
The Charles Schwab Corp.	1.9%
JPMorgan Chase & Co.	1.8%
Wells Fargo & Company	1.8%
L3Harris Technologies, Inc.	1.7%
Kimberly-Clark Corp.	1.7%
Amazon.com, Inc.	1.7%

Sector Composition
Financials	22.6%
Industrials	13.6%
Health care	13.1%
Energy	8.9%
Information technology	8.7%
Consumer staples	8.4%
Communication services	6.1%
Utilities	6.0%
Consumer discretionary	4.7%
Real estate	3.8%
Materials	3.0%
Short-term investments and other	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4781006

458A-C

8/25

10/25

John Hancock Equity Income Fund

John Hancock Global Equity Fund
Class A/JHGEX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class A/JHGEX)	$134	1.29%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Equity Fund (Class A/JHGEX) returned 8.15% (excluding sales charges) for the year ended August 31, 2025. The most significant factor affecting fund performance during the period was a global stock market rally driven by positive economic growth, decelerating inflation, steady corporate earnings, and optimism about generative artificial intelligence.
TOP PERFORMANCE CONTRIBUTORS
Financials stocks | The financials sector was the fund’s largest sector weighting on average and its top-performing sector.
Philip Morris International, Inc. | The tobacco company benefited from strong growth in its smokeless tobacco products.
ING Groep NV | Higher-than-expected fee income and lower costs boosted the stock of this Dutch financial services provider.

TOP PERFORMANCE DETRACTORS
Health care stocks | The health care sector was one of two sectors in the portfolio to decline, due in part to uncertainty surrounding Medicare and Medicaid funding changes in the U.S.
Elevance Health, Inc. | The health insurer came under pressure from higher medical costs and declining Medicaid membership.
Target Corp. | The discount retailer reported disappointing sales and lowered earnings projections.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class A/JHGEX)	2.76%	9.25%	8.70%
Global Equity Fund (Class A/JHGEX)—excluding sales charge	8.15%	10.38%	9.26%
MSCI World Index	15.68%	12.89%	11.65%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$733,667,389
Total number of portfolio holdings	64
Total advisory fees paid (net)	$5,204,555
Portfolio turnover rate	64%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	3.0%
Wells Fargo & Company	2.7%
ING Groep NV	2.6%
CRH PLC (London Stock Exchange)	2.3%
McKesson Corp.	2.3%
Sony Group Corp.	2.3%
Sumitomo Mitsui Trust Group, Inc.	2.2%
AutoZone, Inc.	2.2%
Philip Morris International, Inc.	2.2%
Deutsche Bank AG	2.2%

Sector Composition
Financials	22.2%
Industrials	15.2%
Information technology	11.1%
Consumer discretionary	10.7%
Consumer staples	9.5%
Health care	9.3%
Materials	7.5%
Communication services	6.1%
Energy	5.0%
Utilities	2.0%
Short-term investments and other	1.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780996

425A-A

8/25

10/25

John Hancock Global Equity Fund

John Hancock Global Equity Fund
Class C/JGECX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class C/JGECX)	$206	1.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Equity Fund (Class C/JGECX) returned 7.39% (excluding sales charges) for the year ended August 31, 2025. The most significant factor affecting fund performance during the period was a global stock market rally driven by positive economic growth, decelerating inflation, steady corporate earnings, and optimism about generative artificial intelligence.
TOP PERFORMANCE CONTRIBUTORS
Financials stocks | The financials sector was the fund’s largest sector weighting on average and its top-performing sector.
Philip Morris International, Inc. | The tobacco company benefited from strong growth in its smokeless tobacco products.
ING Groep NV | Higher-than-expected fee income and lower costs boosted the stock of this Dutch financial services provider.

TOP PERFORMANCE DETRACTORS
Health care stocks | The health care sector was one of two sectors in the portfolio to decline, due in part to uncertainty surrounding Medicare and Medicaid funding changes in the U.S.
Elevance Health, Inc. | The health insurer came under pressure from higher medical costs and declining Medicaid membership.
Target Corp. | The discount retailer reported disappointing sales and lowered earnings projections.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class C/JGECX)	6.43%	9.61%	8.49%
Global Equity Fund (Class C/JGECX)—excluding sales charge	7.39%	9.61%	8.49%
MSCI World Index	15.68%	12.89%	11.65%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$733,667,389
Total number of portfolio holdings	64
Total advisory fees paid (net)	$5,204,555
Portfolio turnover rate	64%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	3.0%
Wells Fargo & Company	2.7%
ING Groep NV	2.6%
CRH PLC (London Stock Exchange)	2.3%
McKesson Corp.	2.3%
Sony Group Corp.	2.3%
Sumitomo Mitsui Trust Group, Inc.	2.2%
AutoZone, Inc.	2.2%
Philip Morris International, Inc.	2.2%
Deutsche Bank AG	2.2%

Sector Composition
Financials	22.2%
Industrials	15.2%
Information technology	11.1%
Consumer discretionary	10.7%
Consumer staples	9.5%
Health care	9.3%
Materials	7.5%
Communication services	6.1%
Energy	5.0%
Utilities	2.0%
Short-term investments and other	1.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780996

425A-C

8/25

10/25

John Hancock Global Equity Fund

John Hancock Global Equity Fund
Class I/JGEFX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class I/JGEFX)	$103	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Equity Fund (Class I/JGEFX) returned 8.48% for the year ended August 31, 2025. The most significant factor affecting fund performance during the period was a global stock market rally driven by positive economic growth, decelerating inflation, steady corporate earnings, and optimism about generative artificial intelligence.
TOP PERFORMANCE CONTRIBUTORS
Financials stocks | The financials sector was the fund’s largest sector weighting on average and its top-performing sector.
Philip Morris International, Inc. | The tobacco company benefited from strong growth in its smokeless tobacco products.
ING Groep NV | Higher-than-expected fee income and lower costs boosted the stock of this Dutch financial services provider.

TOP PERFORMANCE DETRACTORS
Health care stocks | The health care sector was one of two sectors in the portfolio to decline, due in part to uncertainty surrounding Medicare and Medicaid funding changes in the U.S.
Elevance Health, Inc. | The health insurer came under pressure from higher medical costs and declining Medicaid membership.
Target Corp. | The discount retailer reported disappointing sales and lowered earnings projections.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class I/JGEFX)	8.48%	10.71%	9.58%
MSCI World Index	15.68%	12.89%	11.65%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$733,667,389
Total number of portfolio holdings	64
Total advisory fees paid (net)	$5,204,555
Portfolio turnover rate	64%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	3.0%
Wells Fargo & Company	2.7%
ING Groep NV	2.6%
CRH PLC (London Stock Exchange)	2.3%
McKesson Corp.	2.3%
Sony Group Corp.	2.3%
Sumitomo Mitsui Trust Group, Inc.	2.2%
AutoZone, Inc.	2.2%
Philip Morris International, Inc.	2.2%
Deutsche Bank AG	2.2%

Sector Composition
Financials	22.2%
Industrials	15.2%
Information technology	11.1%
Consumer discretionary	10.7%
Consumer staples	9.5%
Health care	9.3%
Materials	7.5%
Communication services	6.1%
Energy	5.0%
Utilities	2.0%
Short-term investments and other	1.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780996

425A-I

8/25

10/25

John Hancock Global Equity Fund

John Hancock Global Equity Fund
Class NAV
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class NAV)	$92	0.88%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Equity Fund (Class NAV) returned 8.61% for the year ended August 31, 2025. The most significant factor affecting fund performance during the period was a global stock market rally driven by positive economic growth, decelerating inflation, steady corporate earnings, and optimism about generative artificial intelligence.
TOP PERFORMANCE CONTRIBUTORS
Financials stocks | The financials sector was the fund’s largest sector weighting on average and its top-performing sector.
Philip Morris International, Inc. | The tobacco company benefited from strong growth in its smokeless tobacco products.
ING Groep NV | Higher-than-expected fee income and lower costs boosted the stock of this Dutch financial services provider.

TOP PERFORMANCE DETRACTORS
Health care stocks | The health care sector was one of two sectors in the portfolio to decline, due in part to uncertainty surrounding Medicare and Medicaid funding changes in the U.S.
Elevance Health, Inc. | The health insurer came under pressure from higher medical costs and declining Medicaid membership.
Target Corp. | The discount retailer reported disappointing sales and lowered earnings projections.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class NAV)	8.61%	10.85%	9.71%
MSCI World Index	15.68%	12.89%	11.65%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$733,667,389
Total number of portfolio holdings	64
Total advisory fees paid (net)	$5,204,555
Portfolio turnover rate	64%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	3.0%
Wells Fargo & Company	2.7%
ING Groep NV	2.6%
CRH PLC (London Stock Exchange)	2.3%
McKesson Corp.	2.3%
Sony Group Corp.	2.3%
Sumitomo Mitsui Trust Group, Inc.	2.2%
AutoZone, Inc.	2.2%
Philip Morris International, Inc.	2.2%
Deutsche Bank AG	2.2%

Sector Composition
Financials	22.2%
Industrials	15.2%
Information technology	11.1%
Consumer discretionary	10.7%
Consumer staples	9.5%
Health care	9.3%
Materials	7.5%
Communication services	6.1%
Energy	5.0%
Utilities	2.0%
Short-term investments and other	1.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780996

425A-NAV

8/25

10/25

John Hancock Global Equity Fund

John Hancock Global Equity Fund
Class R2/JGERX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class R2/JGERX)	$144	1.38%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Equity Fund (Class R2/JGERX) returned 8.10% for the year ended August 31, 2025. The most significant factor affecting fund performance during the period was a global stock market rally driven by positive economic growth, decelerating inflation, steady corporate earnings, and optimism about generative artificial intelligence.
TOP PERFORMANCE CONTRIBUTORS
Financials stocks | The financials sector was the fund’s largest sector weighting on average and its top-performing sector.
Philip Morris International, Inc. | The tobacco company benefited from strong growth in its smokeless tobacco products.
ING Groep NV | Higher-than-expected fee income and lower costs boosted the stock of this Dutch financial services provider.

TOP PERFORMANCE DETRACTORS
Health care stocks | The health care sector was one of two sectors in the portfolio to decline, due in part to uncertainty surrounding Medicare and Medicaid funding changes in the U.S.
Elevance Health, Inc. | The health insurer came under pressure from higher medical costs and declining Medicaid membership.
Target Corp. | The discount retailer reported disappointing sales and lowered earnings projections.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class R2/JGERX)	8.10%	10.29%	9.20%
MSCI World Index	15.68%	12.89%	11.65%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$733,667,389
Total number of portfolio holdings	64
Total advisory fees paid (net)	$5,204,555
Portfolio turnover rate	64%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	3.0%
Wells Fargo & Company	2.7%
ING Groep NV	2.6%
CRH PLC (London Stock Exchange)	2.3%
McKesson Corp.	2.3%
Sony Group Corp.	2.3%
Sumitomo Mitsui Trust Group, Inc.	2.2%
AutoZone, Inc.	2.2%
Philip Morris International, Inc.	2.2%
Deutsche Bank AG	2.2%

Sector Composition
Financials	22.2%
Industrials	15.2%
Information technology	11.1%
Consumer discretionary	10.7%
Consumer staples	9.5%
Health care	9.3%
Materials	7.5%
Communication services	6.1%
Energy	5.0%
Utilities	2.0%
Short-term investments and other	1.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780996

425A-R2

8/25

10/25

John Hancock Global Equity Fund

John Hancock Global Equity Fund
Class R4/JGETX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class R4/JGETX)	$114	1.09%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Equity Fund (Class R4/JGETX) returned 8.32% for the year ended August 31, 2025. The most significant factor affecting fund performance during the period was a global stock market rally driven by positive economic growth, decelerating inflation, steady corporate earnings, and optimism about generative artificial intelligence.
TOP PERFORMANCE CONTRIBUTORS
Financials stocks | The financials sector was the fund’s largest sector weighting on average and its top-performing sector.
Philip Morris International, Inc. | The tobacco company benefited from strong growth in its smokeless tobacco products.
ING Groep NV | Higher-than-expected fee income and lower costs boosted the stock of this Dutch financial services provider.

TOP PERFORMANCE DETRACTORS
Health care stocks | The health care sector was one of two sectors in the portfolio to decline, due in part to uncertainty surrounding Medicare and Medicaid funding changes in the U.S.
Elevance Health, Inc. | The health insurer came under pressure from higher medical costs and declining Medicaid membership.
Target Corp. | The discount retailer reported disappointing sales and lowered earnings projections.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class R4/JGETX)	8.32%	10.64%	9.52%
MSCI World Index	15.68%	12.89%	11.65%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$733,667,389
Total number of portfolio holdings	64
Total advisory fees paid (net)	$5,204,555
Portfolio turnover rate	64%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	3.0%
Wells Fargo & Company	2.7%
ING Groep NV	2.6%
CRH PLC (London Stock Exchange)	2.3%
McKesson Corp.	2.3%
Sony Group Corp.	2.3%
Sumitomo Mitsui Trust Group, Inc.	2.2%
AutoZone, Inc.	2.2%
Philip Morris International, Inc.	2.2%
Deutsche Bank AG	2.2%

Sector Composition
Financials	22.2%
Industrials	15.2%
Information technology	11.1%
Consumer discretionary	10.7%
Consumer staples	9.5%
Health care	9.3%
Materials	7.5%
Communication services	6.1%
Energy	5.0%
Utilities	2.0%
Short-term investments and other	1.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780996

425A-R4

8/25

10/25

John Hancock Global Equity Fund

John Hancock Global Equity Fund
Class R6/JGEMX
Annual SHAREHOLDER REPORT | August 31, 2025
This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2024 to August 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class R6/JGEMX)	$92	0.88%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Equity Fund (Class R6/JGEMX) returned 8.61% for the year ended August 31, 2025. The most significant factor affecting fund performance during the period was a global stock market rally driven by positive economic growth, decelerating inflation, steady corporate earnings, and optimism about generative artificial intelligence.
TOP PERFORMANCE CONTRIBUTORS
Financials stocks | The financials sector was the fund’s largest sector weighting on average and its top-performing sector.
Philip Morris International, Inc. | The tobacco company benefited from strong growth in its smokeless tobacco products.
ING Groep NV | Higher-than-expected fee income and lower costs boosted the stock of this Dutch financial services provider.

TOP PERFORMANCE DETRACTORS
Health care stocks | The health care sector was one of two sectors in the portfolio to decline, due in part to uncertainty surrounding Medicare and Medicaid funding changes in the U.S.
Elevance Health, Inc. | The health insurer came under pressure from higher medical costs and declining Medicaid membership.
Target Corp. | The discount retailer reported disappointing sales and lowered earnings projections.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class R6/JGEMX)	8.61%	10.82%	9.69%
MSCI World Index	15.68%	12.89%	11.65%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$733,667,389
Total number of portfolio holdings	64
Total advisory fees paid (net)	$5,204,555
Portfolio turnover rate	64%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	3.0%
Wells Fargo & Company	2.7%
ING Groep NV	2.6%
CRH PLC (London Stock Exchange)	2.3%
McKesson Corp.	2.3%
Sony Group Corp.	2.3%
Sumitomo Mitsui Trust Group, Inc.	2.2%
AutoZone, Inc.	2.2%
Philip Morris International, Inc.	2.2%
Deutsche Bank AG	2.2%

Sector Composition
Financials	22.2%
Industrials	15.2%
Information technology	11.1%
Consumer discretionary	10.7%
Consumer staples	9.5%
Health care	9.3%
Materials	7.5%
Communication services	6.1%
Energy	5.0%
Utilities	2.0%
Short-term investments and other	1.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4780996

425A-R6

8/25

10/25

John Hancock Global Equity Fund

ITEM 2. CODE OF ETHICS.

As of the end of the year, August 31, 2025, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $83,261 and $82,509 for the fiscal years ended August 31, 2025 and August 31, 2024, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and a software licensing fee. Amounts billed to the registrant were $1,532 and $1,526 for fiscal years ended August 31, 2025 and August 31, 2024, respectively.

Amounts billed to control affiliates were $137,100 and $145,263 for the fiscal years ended August 31, 2025 and August 31, 2024, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $0 and $0 for the fiscal years ended August 31, 2025 and August 31, 2024, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $0 and $739 for the fiscal years ended August 31, 2025 and August 31, 2024, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended August 31, 2025, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $594,741 for the fiscal year ended August 31, 2025 and $866,077 for the fiscal year ended August 31, 2024.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

William K. Bacic – Member of the Audit Committee as of September 24, 2024.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended August 31, 2025 for the following funds:

  John Hancock Equity Income Fund

  John Hancock Global Equity Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
Equity Income Fund
U.S. equity
August 31, 2025

John Hancock
Equity Income Fund

2	Fund’s investments
8	Financial statements
11	Financial highlights
14	Notes to financial statements
24	Report of independent registered public accounting firm
25	Tax information
26	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK EQUITY INCOME FUND |

Fund’s investments
AS OF 8-31-25
	Shares	Value
Common stocks 97.8%		$589,935,285
(Cost $491,596,571)
Communication services 6.1%		36,478,504
Diversified telecommunication services 0.4%
AT&T, Inc.	29,271	857,348
Verizon Communications, Inc.	29,757	1,316,152
Entertainment 1.1%
The Walt Disney Company	54,355	6,434,545
Interactive media and services 3.1%
Alphabet, Inc., Class A	39,950	8,505,755
Alphabet, Inc., Class C	31,216	6,665,552
Meta Platforms, Inc., Class A	4,794	3,541,328
Media 1.5%
Comcast Corp., Class A	91,543	3,109,716
News Corp., Class A	205,648	6,048,108
Consumer discretionary 4.3%		25,966,830
Broadline retail 1.7%
Amazon.com, Inc. (A)	43,811	10,032,719
Hotels, restaurants and leisure 1.3%
Las Vegas Sands Corp.	141,878	8,176,429
Leisure products 0.4%
Mattel, Inc. (A)	118,884	2,175,577
Specialty retail 0.9%
The Home Depot, Inc.	13,723	5,582,105
Consumer staples 8.4%		50,660,587
Beverages 0.1%
Keurig Dr. Pepper, Inc.	11,913	346,549
Consumer staples distribution and retail 0.8%
Dollar General Corp.	15,462	1,681,647
Walmart, Inc.	31,657	3,070,096
Food products 1.0%
Conagra Brands, Inc.	78,030	1,492,714
Tyson Foods, Inc., Class A	82,964	4,710,696
Household products 3.8%
Colgate-Palmolive Company	74,430	6,257,330
Kimberly-Clark Corp.	78,005	10,073,566
The Procter & Gamble Company	42,433	6,663,678
Personal care products 1.4%
Kenvue, Inc.	397,155	8,225,080
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EQUITY INCOME FUND	2

	Shares	Value
Consumer staples (continued)
Tobacco 1.3%
Philip Morris International, Inc.	48,700	$8,139,231
Energy 8.9%		53,447,300
Energy equipment and services 0.7%
Schlumberger, Ltd.	117,381	4,324,316
Oil, gas and consumable fuels 8.2%
Chevron Corp.	27,195	4,367,517
ConocoPhillips	86,092	8,520,525
EOG Resources, Inc.	19,453	2,428,123
EQT Corp.	46,159	2,392,883
Expand Energy Corp.	32,321	3,128,026
Exxon Mobil Corp.	66,109	7,555,598
Phillips 66	20,799	2,778,330
South Bow Corp.	99,534	2,758,411
TC Energy Corp.	53,358	2,777,817
The Williams Companies, Inc.	58,018	3,358,082
TotalEnergies SE	144,274	9,057,672
Financials 22.6%		136,294,719
Banks 9.9%
Bank of America Corp.	138,356	7,020,183
Citigroup, Inc.	123,432	11,919,828
Fifth Third Bancorp	136,553	6,250,031
Huntington Bancshares, Inc.	375,268	6,683,523
JPMorgan Chase & Co.	37,005	11,154,047
U.S. Bancorp	119,419	5,831,230
Wells Fargo & Company	131,823	10,833,214
Capital markets 2.7%
Morgan Stanley	8,872	1,335,059
State Street Corp.	28,380	3,262,849
The Charles Schwab Corp.	120,402	11,539,328
Financial services 2.8%
Apollo Global Management, Inc.	9,372	1,276,748
Corebridge Financial, Inc.	74,977	2,606,950
Equitable Holdings, Inc.	158,424	8,437,662
Fiserv, Inc. (A)	26,892	3,715,937
Global Payments, Inc.	8,272	734,719
Insurance 7.2%
American International Group, Inc.	79,751	6,485,351
Chubb, Ltd.	31,030	8,535,422
Loews Corp.	59,094	5,720,299
MetLife, Inc.	154,702	12,586,558
The Allstate Corp.	18,477	3,759,146
3	JOHN HANCOCK EQUITY INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
The Hartford Insurance Group, Inc.	49,933	$6,606,635
Health care 13.1%		78,990,946
Biotechnology 0.3%
Biogen, Inc. (A)	11,619	1,536,264
Health care equipment and supplies 3.9%
Becton, Dickinson and Company	46,000	8,877,080
Medtronic PLC	56,800	5,271,608
Zimmer Biomet Holdings, Inc.	87,721	9,307,198
Health care providers and services 4.7%
Cardinal Health, Inc.	1,834	272,863
CVS Health Corp.	114,405	8,368,726
Elevance Health, Inc.	26,028	8,293,822
Humana, Inc.	3,363	1,021,209
The Cigna Group	19,245	5,790,243
UnitedHealth Group, Inc.	15,822	4,902,763
Life sciences tools and services 0.5%
Thermo Fisher Scientific, Inc.	6,195	3,052,400
Pharmaceuticals 3.7%
AstraZeneca PLC, ADR	51,406	4,107,339
Bristol-Myers Squibb Company	54,531	2,572,773
Johnson & Johnson	14,067	2,492,250
Merck & Company, Inc.	51,642	4,344,125
Sanofi SA	25,814	2,561,057
Sanofi SA, ADR	29,417	1,455,553
Viatris, Inc.	451,533	4,763,673
Industrials 13.1%		79,280,991
Aerospace and defense 4.4%
General Electric Company	27,342	7,524,518
L3Harris Technologies, Inc.	37,984	10,545,118
The Boeing Company (A)	37,750	8,859,170
Air freight and logistics 0.7%
United Parcel Service, Inc., Class B	45,937	4,016,731
Electrical equipment 0.7%
Rockwell Automation, Inc.	12,081	4,148,978
Ground transportation 1.7%
CSX Corp.	190,187	6,182,979
Norfolk Southern Corp.	8,491	2,377,310
Union Pacific Corp.	8,231	1,840,205
Industrial conglomerates 1.5%
3M Company	8,287	1,288,877
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EQUITY INCOME FUND	4

	Shares	Value
Industrials (continued)
Industrial conglomerates (continued)
Siemens AG	28,678	$7,949,691
Machinery 3.0%
AGCO Corp.	25,288	2,735,909
Cummins, Inc.	11,076	4,413,121
Fortive Corp.	74,801	3,579,976
Stanley Black & Decker, Inc.	99,432	7,386,803
Passenger airlines 1.0%
Southwest Airlines Company	180,939	5,952,893
Trading companies and distributors 0.1%
Ferguson Enterprises, Inc.	2,071	478,712
Information technology 8.7%		52,625,169
Electronic equipment, instruments and components 0.4%
Ralliant Corp. (A)	39,039	1,632,221
TE Connectivity PLC	3,022	624,043
IT services 0.7%
Accenture PLC, Class A	15,798	4,107,006
Semiconductors and semiconductor equipment 4.5%
Advanced Micro Devices, Inc. (A)	20,165	3,279,434
Applied Materials, Inc.	20,958	3,369,208
Intel Corp. (A)	98,001	2,386,324
Qualcomm, Inc.	73,327	11,785,849
Texas Instruments, Inc.	30,708	6,217,756
Software 2.2%
Adobe, Inc. (A)	2,561	913,509
Microsoft Corp.	12,284	6,224,180
Salesforce, Inc.	25,528	6,541,550
Technology hardware, storage and peripherals 0.9%
Samsung Electronics Company, Ltd.	110,971	5,544,089
Materials 3.0%		18,342,888
Chemicals 1.2%
CF Industries Holdings, Inc.	81,738	7,080,963
Containers and packaging 1.5%
Avery Dennison Corp.	4,733	812,419
International Paper Company	165,403	8,217,221
Paper and forest products 0.3%
West Fraser Timber Company, Ltd.	30,617	2,232,285
Real estate 3.8%		23,024,936
Industrial REITs 0.6%
Rexford Industrial Realty, Inc.	93,433	3,869,061
5	JOHN HANCOCK EQUITY INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate (continued)
Residential REITs 1.6%
Equity Residential	130,384	$8,620,990
Sun Communities, Inc.	8,524	1,081,440
Specialized REITs 1.6%
Rayonier, Inc.	132,326	3,477,527
Weyerhaeuser Company	230,998	5,975,918
Utilities 5.8%		34,822,415
Electric utilities 3.0%
NextEra Energy, Inc.	52,107	3,754,309
PG&E Corp.	19,465	297,425
The Southern Company	131,200	12,109,760
Xcel Energy, Inc.	22,599	1,635,942
Multi-utilities 2.8%
Ameren Corp.	74,686	7,452,169
Dominion Energy, Inc.	69,696	4,174,790

Sempra	65,383	5,398,020
Preferred securities 1.1%		$6,837,392
(Cost $6,318,179)
Consumer discretionary 0.4%		2,842,922
Automobiles 0.4%
Volkswagen AG	24,397	2,842,922
Industrials 0.5%		2,954,251
Aerospace and defense 0.5%
The Boeing Company, 6.000%	39,697	2,954,251
Utilities 0.2%		1,040,219
Electric utilities 0.2%
NextEra Energy, Inc., 6.926%	25,365	1,040,219

	Yield (%)	Shares	Value
Short-term investments 0.9%			$5,235,412
(Cost $5,235,412)
Short-term funds 0.9%			5,235,412
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.2243(B)	1,861,178	1,861,178
T. Rowe Price Government Reserve Fund	4.3534(B)	3,374,234	3,374,234

Total investments (Cost $503,150,162) 99.8%	$602,008,089
Other assets and liabilities, net 0.2%	1,023,200
Total net assets 100.0%	$603,031,289

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EQUITY INCOME FUND	6

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 8-31-25.
At 8-31-25, the aggregate cost of investments for federal income tax purposes was $510,287,767. Net unrealized appreciation aggregated to $91,720,322, of which $96,981,756 related to gross unrealized appreciation and $5,261,434 related to gross unrealized depreciation.
7	JOHN HANCOCK EQUITY INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-25

Assets
Unaffiliated investments, at value (Cost $503,150,162)	$602,008,089
Foreign currency, at value (Cost $75,484)	75,668
Dividends and interest receivable	1,659,959
Receivable for fund shares sold	39,525
Receivable from affiliates	5,739
Other assets	55,822
Total assets	603,844,802
Liabilities
Payable for investments purchased	4,843
Payable for fund shares repurchased	581,005
Payable to affiliates
Accounting and legal services fees	16,097
Transfer agent fees	14,566
Trustees’ fees	332
Other liabilities and accrued expenses	196,670
Total liabilities	813,513
Net assets	$603,031,289
Net assets consist of
Paid-in capital	$318,896,360
Total distributable earnings (loss)	284,134,929
Net assets	$603,031,289

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($151,709,860 ÷ 7,545,879 shares)[1]	$20.10
Class C ($850,943 ÷ 42,151 shares)[1]	$20.19
Class 1 ($450,470,486 ÷ 22,378,239 shares)	$20.13
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$21.16

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EQUITY INCOME FUND	8

STATEMENT OF OPERATIONS For the year ended 8-31-25

Investment income
Dividends	$28,141,654
Interest	5,301
Securities lending	33,598
Less foreign taxes withheld	(395,820)
Total investment income	27,784,733
Expenses
Investment management fees	7,706,879
Distribution and service fees	575,037
Accounting and legal services fees	211,146
Transfer agent fees	175,460
Trustees’ fees	35,211
Custodian fees	235,028
State registration fees	45,452
Printing and postage	29,893
Professional fees	108,121
Other	69,774
Total expenses	9,192,001
Less expense reductions	(401,770)
Net expenses	8,790,231
Net investment income	18,994,502
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	518,800,870
Affiliated investments	4,650
Futures contracts	134,791
518,940,311
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(521,554,694)
Affiliated investments	(2,023)
(521,556,717)
Net realized and unrealized loss	(2,616,406)
Increase in net assets from operations	$16,378,096
9	JOHN HANCOCK EQUITY INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-25	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$18,994,502	$31,708,034
Net realized gain	518,940,311	140,819,782
Change in net unrealized appreciation (depreciation)	(521,556,717)	160,637,746
Increase in net assets resulting from operations	16,378,096	333,165,562
Distributions to shareholders
From earnings
Class A	(15,739,972)	(10,235,601)
Class C	(105,568)	(105,371)
Class 1	(18,680,431)	(13,291,486)
Class NAV[1]	(133,170,301)	(102,092,493)
Total distributions	(167,696,272)	(125,724,951)
From fund share transactions	(1,007,320,520)	(169,436,775)
Total increase (decrease)	(1,158,638,696)	38,003,836
Net assets
Beginning of year	1,761,669,985	1,723,666,149
End of year	$603,031,289	$1,761,669,985

[1]	Class NAV shares were fully redeemed on 4-10-25.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EQUITY INCOME FUND	10

Financial highlights
CLASS A SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$21.09	$18.66	$19.93	$22.20	$16.28
Net investment income[1]	0.26	0.29	0.33	0.27	0.27
Net realized and unrealized gain (loss) on investments	0.84[2]	3.54	0.46	(0.64)	6.06
Total from investment operations	1.10	3.83	0.79	(0.37)	6.33
Less distributions
From net investment income	(0.34)	(0.30)	(0.35)	(0.27)	(0.30)
From net realized gain	(1.75)	(1.10)	(1.71)	(1.63)	(0.11)
Total distributions	(2.09)	(1.40)	(2.06)	(1.90)	(0.41)
Net asset value, end of period	$20.10	$21.09	$18.66	$19.93	$22.20
Total return (%)[3,4]	6.13	21.58	4.35	(1.91)	39.49
Ratios and supplemental data
Net assets, end of period (in millions)	$152	$159	$140	$121	$90
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16	1.14	1.16	1.14	1.14
Expenses including reductions	1.12	1.11	1.13	1.11	1.11
Net investment income	1.34	1.52	1.76	1.29	1.36
Portfolio turnover (%)	27[5]	22	19	15	22

[1]	Based on average daily shares outstanding.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Portfolio turnover rate excludes securities delivered from in-kind transactions.
11	JOHN HANCOCK Equity Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$21.17	$18.73	$19.99	$22.25	$16.32
Net investment income[1]	0.12	0.16	0.20	0.12	0.14
Net realized and unrealized gain (loss) on investments	0.85[2]	3.55	0.46	(0.63)	6.07
Total from investment operations	0.97	3.71	0.66	(0.51)	6.21
Less distributions
From net investment income	(0.20)	(0.17)	(0.21)	(0.12)	(0.17)
From net realized gain	(1.75)	(1.10)	(1.71)	(1.63)	(0.11)
Total distributions	(1.95)	(1.27)	(1.92)	(1.75)	(0.28)
Net asset value, end of period	$20.19	$21.17	$18.73	$19.99	$22.25
Total return (%)[3,4]	5.36	20.72	3.63	(2.56)	38.50
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$2	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.86	1.84	1.86	1.84	1.84
Expenses including reductions	1.83	1.81	1.83	1.81	1.81
Net investment income	0.62	0.82	1.07	0.58	0.69
Portfolio turnover (%)	27[5]	22	19	15	22

[1]	Based on average daily shares outstanding.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Portfolio turnover rate excludes securities delivered from in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Equity Income Fund	12

CLASS 1 SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$21.12	$18.68	$19.96	$22.22	$16.30
Net investment income[1]	0.32	0.36	0.40	0.35	0.34
Net realized and unrealized gain (loss) on investments	0.85[2]	3.55	0.45	(0.63)	6.06
Total from investment operations	1.17	3.91	0.85	(0.28)	6.40
Less distributions
From net investment income	(0.41)	(0.37)	(0.42)	(0.35)	(0.37)
From net realized gain	(1.75)	(1.10)	(1.71)	(1.63)	(0.11)
Total distributions	(2.16)	(1.47)	(2.13)	(1.98)	(0.48)
Net asset value, end of period	$20.13	$21.12	$18.68	$19.96	$22.22
Total return (%)[3]	6.46	22.06	4.70	(1.48)	39.95
Ratios and supplemental data
Net assets, end of period (in millions)	$450	$189	$174	$186	$194
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80	0.78	0.79	0.77	0.77
Expenses including reductions	0.76	0.75	0.76	0.74	0.74
Net investment income	1.62	1.89	2.12	1.65	1.74
Portfolio turnover (%)	27[4]	22	19	15	22

[1]	Based on average daily shares outstanding.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Portfolio turnover rate excludes securities delivered from in-kind transactions.
13	JOHN HANCOCK Equity Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Equity Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide substantial dividend income and also long-term growth of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply).  Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Class NAV shares were fully redeemed on April 10, 2025.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a
| JOHN HANCOCK Equity Income Fund	14

significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2025, by major security category or type:
	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$36,478,504	$36,478,504	—	—
Consumer discretionary	25,966,830	25,966,830	—	—
Consumer staples	50,660,587	50,660,587	—	—
Energy	53,447,300	44,389,628	$9,057,672	—
Financials	136,294,719	136,294,719	—	—
Health care	78,990,946	76,429,889	2,561,057	—
Industrials	79,280,991	71,331,300	7,949,691	—
Information technology	52,625,169	47,081,080	5,544,089	—
Materials	18,342,888	18,342,888	—	—
Real estate	23,024,936	23,024,936	—	—
Utilities	34,822,415	34,822,415	—	—
Preferred securities
Consumer discretionary	2,842,922	—	2,842,922	—
Industrials	2,954,251	2,954,251	—	—
Utilities	1,040,219	1,040,219	—	—
Short-term investments	5,235,412	5,235,412	—	—
Total investments in securities	$602,008,089	$574,052,658	$27,955,431	—
15	JOHN HANCOCK Equity Income Fund |

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of August 31, 2025, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
| JOHN HANCOCK Equity Income Fund	16

Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2025 were $5,417.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2025 and 2024 was as follows:
	August 31, 2025	August 31, 2024
Ordinary income	$25,830,518	$38,716,506
Long-term capital gains	141,865,754	87,008,445
Total	$167,696,272	$125,724,951
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Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2025, the components of distributable earnings on a tax basis consisted of $213,613 of undistributed ordinary income and $192,191,596 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the year ended August 31, 2025, the fund used futures contracts to manage against changes in securities markets. The fund held futures contracts with USD notional values ranging up to $73.9 million as measured during the period. There were no open futures contracts as of August 31, 2025.
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Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended August 31, 2025:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Equity	$134,791
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the following:
Aggregate daily net assets ($)	Rate
First 100 million	0.800%
Between 100 million and 200 million	0.775%
Between 200 million and 500 million	0.750%
Between 500 million and 1 billion	0.725%
Between 1 billion and 1.5 billion	0.725%
Between 1.5 billion and 2 billion	0.700%
Between 2 billion and 3 billion	0.695%
Between 3 billion and 4 billion	0.690%
Between 4 billion and 5.5 billion	0.680%
Between 5.5 billion and 7.5 billion	0.675%
Excess over 7.5 billion	0.670%

When aggregate net assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.775% on the first $200 million of aggregate net assets.
When aggregate net assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.750% on the first $500 million of aggregate net assets and 0.725% on the amount above $500 million.
When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.725% on the first $1 billion of aggregate net assets.
When aggregate net assets exceed $1.5 billion on any day, the annual rate of advisory fee for that day is 0.700% on the first $1.5 billion of aggregate net assets.
When aggregate net assets exceed $2 billion on any day, the annual rate of advisory fee for that day is 0.695% on the first $2 billion of aggregate net assets.
19	JOHN HANCOCK Equity Income Fund |

When aggregate net assets exceed $3 billion on any day, the annual rate of advisory fee for that day is 0.690% on the first $3 billion of aggregate net assets.
When aggregate net assets exceed $4 billion on any day, the annual rate of advisory fee for that day is 0.680% on the first $4 billion of aggregate net assets.
When aggregate net assets exceed $5.5 billion on any day, the annual rate of advisory fee for that day is 0.675% on the first $5.5 billion of aggregate net assets.
When aggregate net assets exceed $7.5 billion on any day, the annual rate of advisory fee for that day is 0.670% on the first $7.5 billion of aggregate net assets.

Aggregate net assets include the net assets of the fund, Equity Income Trust a series of John Hancock Variable Insurance Trust, Manulife US Large Cap Value Equity Fund (Canada), and Manulife North American Equity Fund Series II (Asia). The Advisor has a subadvisory agreement with T. Rowe Price Associates, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class A shares in an amount equal to the amount by which the expenses of the class exceed 1.14% of the class’s average net assets. Expenses exclude taxes, brokerage commissions, interest expense, acquired fund fees and expenses paid indirectly, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and short dividend expense. This agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to waive a portion of its management fees for the fund. This voluntary waiver equals the amount by which the subadvisory fee paid to T. Rowe Price Associates, Inc. is reduced. This voluntary expense waiver may terminate at any time.
For the year ended August 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$66,931
Class C	360
Class 1	69,892
Class	Expense reduction
Class NAV[1]	$264,587
Total	$401,770

1 Class NAV shares were fully redeemed on 4-10-25.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2025, were equivalent to a net annual effective rate of 0.65% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory
| JOHN HANCOCK Equity Income Fund	20

reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $126,425 for the year ended August 31, 2025. Of this amount, $21,862 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $104,563 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2025, CDSCs received by the Distributor amounted to $857 and $54 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$461,017	$174,250
Class C	10,666	1,210
Class 1	103,354	—
Total	$575,037	$175,460
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
21	JOHN HANCOCK Equity Income Fund |

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$2,700,000	4	4.842%	$1,453
Note 6—Fund share transactions
Transactions in fund shares for the years ended August 31, 2025 and 2024 were as follows:
	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,045,860	$20,482,783	1,248,547	$23,922,043
Distributions reinvested	837,963	15,727,651	548,359	10,230,622
Repurchased	(1,896,906)	(36,953,589)	(1,761,740)	(33,635,759)
Net increase (decrease)	(13,083)	$(743,155)	35,166	$516,906
Class C shares
Sold	4,431	$87,756	6,828	$131,682
Distributions reinvested	5,607	105,568	5,615	104,954
Repurchased	(30,260)	(595,405)	(45,567)	(871,463)
Net decrease	(20,222)	$(402,081)	(33,124)	$(634,827)
Class 1 shares
Sold	14,612,924	$285,793,321[1]	271,372	$5,269,871
Distributions reinvested	993,359	18,680,431	711,298	13,291,486
Repurchased	(2,173,601)	(42,786,606)	(1,354,457)	(25,963,901)
Net increase (decrease)	13,432,682	$261,687,146	(371,787)	$(7,402,544)
Class NAV shares[2]
Sold	564,484	$11,791,595	2,141,505	$41,648,437
Distributions reinvested	7,111,142	133,170,301	5,475,166	102,092,493
Repurchased	(74,670,309)	(1,412,824,326)	(16,110,650)	(305,657,240)
Net decrease	(66,994,683)	$(1,267,862,430)	(8,493,979)	$(161,916,310)
Total net decrease	(53,595,306)	$(1,007,320,520)	(8,863,724)	$(169,436,775)

[1]	Includes in-kind subscription of approximately $203,500,000 by affiliates of the fund. The cost basis of the contributed securities is equal to the market value of the securities on the date of the subscription.
[2]	Class NAV shares were fully redeemed on 4-10-25.
Affiliates of the fund owned 100% of shares of Class 1 on August 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
| JOHN HANCOCK Equity Income Fund	22

Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and in-kind transactions, amounted to $304,254,057 and $1,657,957,148, respectively, for the year ended August 31, 2025.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	$6,404,184	$175,304,430	$(181,711,241)	$4,650	$(2,023)	$33,598	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Interfund trading
The fund is permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2025, the fund engaged in securities purchases amounting to $230,356.
Note 10—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
23	JOHN HANCOCK Equity Income Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Equity Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Equity Income Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 17, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK EQUITY INCOME FUND	24

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $442,723,244 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
25	JOHN HANCOCK EQUITY INCOME FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with T. Rowe Price Associates, Inc. (the Subadvisor), for John Hancock Equity Income Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements.  Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27-29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
| JOHN HANCOCK EQUITY INCOME FUND	26

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs,and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also concluded the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
27	JOHN HANCOCK EQUITY INCOME FUND |

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the three-year period and underperformed for the one-, five- and ten-year periods ended December 31, 2024. The Board also noted that the fund underperformed its peer group median for the one-, three-, five- and ten-year periods ended December 31, 2024. The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, five- and ten-year periods and relative to its peer group median for the one-, three-, five- and ten-year periods, including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the peer group median and that net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm’s length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is
| JOHN HANCOCK EQUITY INCOME FUND	28

currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm’s length;
(j)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
29	JOHN HANCOCK EQUITY INCOME FUND |

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significant to the Trust’s Advisor and Subadvisor;
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of
| JOHN HANCOCK EQUITY INCOME FUND	30

orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board’s consideration of the Subadvisory Agreement.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available.The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
31	JOHN HANCOCK EQUITY INCOME FUND |

***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK EQUITY INCOME FUND	32

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4781006	458A 8/25
10/25

Annual Financial Statements & Other N-CSR Items
John Hancock
Global Equity Fund
International equity
August 31, 2025

John Hancock
Global Equity Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
15	Notes to financial statements
23	Report of independent registered public accounting firm
24	Tax information
25	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK GLOBAL EQUITY FUND |

Fund’s investments
AS OF 8-31-25
	Shares	Value
Common stocks 97.0%		$711,390,309
(Cost $550,820,552)
Belgium 1.9%		13,967,776
Anheuser-Busch InBev SA/NV	222,643	13,967,776
Denmark 1.1%		7,775,282
DSV A/S	35,070	7,775,282
France 6.9%		50,232,688
Air Liquide SA	36,706	7,562,840
LVMH Moet Hennessy Louis Vuitton SE	15,743	9,295,239
Publicis Groupe SA	75,390	6,961,417
Sanofi SA	117,580	11,665,396
Schneider Electric SE	29,783	7,317,311
TotalEnergies SE	118,355	7,430,485
Germany 5.4%		39,586,299
Deutsche Bank AG	447,817	15,734,632
Deutsche Telekom AG	327,216	11,974,521
Heidelberg Materials AG	50,210	11,877,146
Hong Kong 1.1%		8,175,038
Prudential PLC	612,920	8,175,038
Ireland 5.9%		43,008,026
Accenture PLC, Class A	26,569	6,907,143
Medtronic PLC	160,980	14,940,554
Ryanair Holdings PLC, ADR	214,315	13,602,573
Smurfit WestRock PLC	159,581	7,557,756
Japan 8.1%		59,609,150
Asahi Group Holdings, Ltd.	1,019,900	12,816,810
Seven & i Holdings Company, Ltd.	450,800	5,834,738
Sony Group Corp.	613,800	16,775,851
Sumitomo Mitsui Financial Group, Inc.	295,300	8,042,664
Sumitomo Mitsui Trust Group, Inc.	567,100	16,139,087
Netherlands 5.1%		37,373,622
Euronext NV (A)	48,992	8,087,628
ING Groep NV	786,026	18,766,435
Koninklijke Ahold Delhaize NV	262,510	10,519,559
Switzerland 3.3%		24,303,893
Chubb, Ltd.	50,600	13,918,542
SGS SA	101,807	10,385,351
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL EQUITY FUND	2

	Shares	Value
Taiwan 1.7%		$12,733,471
Taiwan Semiconductor Manufacturing Company, Ltd.	340,000	12,733,471
United Kingdom 4.1%		29,885,548
Haleon PLC	3,038,895	14,955,212
National Grid PLC	1,062,948	14,930,336
United States 52.4%		384,739,516
Alphabet, Inc., Class A	37,855	8,059,708
Analog Devices, Inc.	37,470	9,416,586
Apple, Inc.	33,651	7,811,743
Arthur J. Gallagher & Company	31,723	9,604,138
AutoZone, Inc. (B)	3,827	16,067,774
Bank of America Corp.	308,388	15,647,607
Carrier Global Corp.	108,686	7,086,327
Cheniere Energy, Inc.	45,062	10,896,893
Citigroup, Inc.	155,379	15,004,950
Comcast Corp., Class A	200,343	6,805,652
ConocoPhillips	111,886	11,073,357
CRH PLC	8,896	1,004,803
CRH PLC (London Stock Exchange)	152,290	17,170,475
CSX Corp.	418,403	13,602,282
Darden Restaurants, Inc.	35,159	7,275,803
DuPont de Nemours, Inc.	128,516	9,885,451
Emerson Electric Company	107,782	14,227,224
EQT Corp.	140,233	7,269,679
GE HealthCare Technologies, Inc.	127,776	9,420,924
Intercontinental Exchange, Inc.	80,032	14,133,651
L3Harris Technologies, Inc.	53,029	14,721,911
Lennar Corp., Class A	56,407	7,510,028
Lowe’s Companies, Inc.	57,315	14,790,709
McKesson Corp.	24,507	16,827,486
Microsoft Corp.	43,576	22,079,523
Oracle Corp.	46,729	10,566,829
Philip Morris International, Inc.	94,504	15,794,454
Starbucks Corp.	79,016	6,968,421
The Walt Disney Company	92,695	10,973,234
TransUnion	138,753	12,265,765
U.S. Foods Holding Corp. (B)	134,092	10,405,539
United Rentals, Inc.	11,272	10,779,864

Wells Fargo & Company	238,388	19,590,726
Preferred securities 1.6%		$11,865,010
(Cost $10,608,945)
South Korea 1.6%		11,865,010
Samsung Electronics Company, Ltd.	292,228	11,865,010

3	JOHN HANCOCK GLOBAL EQUITY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Short-term investments 0.9%			$7,084,316
(Cost $7,084,316)
Short-term funds 0.9%			7,084,316
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	4.1257(C)	7,084,316	7,084,316

Total investments (Cost $568,513,813) 99.5%	$730,339,635
Other assets and liabilities, net 0.5%	3,327,754
Total net assets 100.0%	$733,667,389

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 8-31-25.
At 8-31-25, the aggregate cost of investments for federal income tax purposes was $574,622,407. Net unrealized appreciation aggregated to $155,717,228, of which $164,169,365 related to gross unrealized appreciation and $8,452,137 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of net assets on 8-31-25:
Financials	22.2%
Industrials	15.2%
Information technology	11.1%
Consumer discretionary	10.7%
Consumer staples	9.5%
Health care	9.3%
Materials	7.5%
Communication services	6.1%
Energy	5.0%
Utilities	2.0%
Short-term investments and other	1.4%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL EQUITY FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 8-31-25

Assets
Unaffiliated investments, at value (Cost $568,513,813)	$730,339,635
Foreign currency, at value (Cost $5,829,452)	5,827,997
Dividends and interest receivable	1,404,566
Receivable for fund shares sold	95,657
Receivable for investments sold	3,694,102
Other assets	49,893
Total assets	741,411,850
Liabilities
Payable for investments purchased	7,470,031
Payable for fund shares repurchased	106,428
Payable to affiliates
Accounting and legal services fees	24,253
Transfer agent fees	8,286
Distribution and service fees	12
Trustees’ fees	609
Other liabilities and accrued expenses	134,842
Total liabilities	7,744,461
Net assets	$733,667,389
Net assets consist of
Paid-in capital	$707,388,160
Total distributable earnings (loss)	26,279,229
Net assets	$733,667,389

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($63,931,595 ÷ 4,873,955 shares)[1]	$13.12
Class C ($1,706,613 ÷ 131,145 shares)[1]	$13.01
Class I ($18,583,071 ÷ 1,413,886 shares)	$13.14
Class R2 ($37,344 ÷ 2,837 shares)	$13.16
Class R4 ($25,707 ÷ 1,957 shares)	$13.14
Class R6 ($33,359,964 ÷ 2,540,330 shares)	$13.13
Class NAV ($616,023,095 ÷ 46,887,437 shares)	$13.14
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.81

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK Global Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 8-31-25

Investment income
Dividends	$14,541,560
Tax reclaims	2,037,307
Interest	19,143
Less foreign taxes withheld	(977,892)
Total investment income	15,620,118
Expenses
Investment management fees	5,260,563
Distribution and service fees	197,703
Accounting and legal services fees	122,609
Transfer agent fees	96,095
Trustees’ fees	16,192
Custodian fees	174,511
State registration fees	97,111
Printing and postage	27,320
Professional fees	90,398
Other	44,804
Total expenses	6,127,306
Less expense reductions	(56,046)
Net expenses	6,071,260
Net investment income	9,548,858
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	53,525,796
53,525,796
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	2,161,494
2,161,494
Net realized and unrealized gain	55,687,290
Increase in net assets from operations	$65,236,148
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Equity Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 8-31-25	Year ended 8-31-24
Increase (decrease) in net assets
From operations
Net investment income	$9,548,858	$7,175,716
Net realized gain	53,525,796	61,715,708
Change in net unrealized appreciation (depreciation)	2,161,494	46,317,949
Increase in net assets resulting from operations	65,236,148	115,209,373
Distributions to shareholders
From earnings
Class A	(6,661,380)	(1,421,466)
Class C	(222,505)	(35,682)
Class I	(3,158,051)	(464,548)
Class R2	(37,020)	(1,175)
Class R4	(2,579)	(1,802)
Class R6	(3,531,380)	(645,295)
Class NAV	(55,649,448)	(14,317,650)
Total distributions	(69,262,363)	(16,887,618)
From fund share transactions	138,827,396	(87,375,560)
Total increase	134,801,181	10,946,195
Net assets
Beginning of year	598,866,208	587,920,013
End of year	$733,667,389	$598,866,208
7	JOHN HANCOCK Global Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$13.74	$11.63	$10.89	$15.43	$12.36
Net investment income[1]	0.13	0.11	0.10	0.12	0.18
Net realized and unrealized gain (loss) on investments	0.80	2.32	1.35	(1.91)	3.15
Total from investment operations	0.93	2.43	1.45	(1.79)	3.33
Less distributions
From net investment income	(0.12)	(0.13)	(0.06)	(0.20)	(0.07)
From net realized gain	(1.43)	(0.19)	(0.65)	(2.55)	(0.19)
Total distributions	(1.55)	(0.32)	(0.71)	(2.75)	(0.26)
Net asset value, end of period	$13.12	$13.74	$11.63	$10.89	$15.43
Total return (%)[2,3]	8.15	21.27	14.22	(14.08)	27.30
Ratios and supplemental data
Net assets, end of period (in millions)	$64	$61	$52	$48	$58
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30	1.31	1.31	1.29	1.28
Expenses including reductions	1.29	1.30	1.30	1.28	1.28
Net investment income	1.04	0.88	0.93	0.98	1.28
Portfolio turnover (%)	64	36	48	65	63[4]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Equity Fund	8

CLASS C SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$13.63	$11.55	$10.84	$15.36	$12.32
Net investment income[1]	0.04	0.02	0.02	0.03	0.05
Net realized and unrealized gain (loss) on investments	0.80	2.30	1.34	(1.90)	3.18
Total from investment operations	0.84	2.32	1.36	(1.87)	3.23
Less distributions
From net investment income	(0.03)	(0.05)	—	(0.10)	—
From net realized gain	(1.43)	(0.19)	(0.65)	(2.55)	(0.19)
Total distributions	(1.46)	(0.24)	(0.65)	(2.65)	(0.19)
Net asset value, end of period	$13.01	$13.63	$11.55	$10.84	$15.36
Total return (%)[2,3]	7.39	20.37	13.36	(14.65)	26.48
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$2	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	2.00	2.01	2.01	1.99	1.98
Expenses including reductions	1.99	2.00	2.00	1.98	1.98
Net investment income	0.29	0.19	0.21	0.27	0.41
Portfolio turnover (%)	64	36	48	65	63[4]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes in-kind transactions.
9	JOHN HANCOCK Global Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$13.76	$11.65	$10.91	$15.46	$12.37
Net investment income[1]	0.15	0.16	0.13	0.16	0.21
Net realized and unrealized gain (loss) on investments	0.82	2.30	1.36	(1.92)	3.17
Total from investment operations	0.97	2.46	1.49	(1.76)	3.38
Less distributions
From net investment income	(0.16)	(0.16)	(0.10)	(0.24)	(0.10)
From net realized gain	(1.43)	(0.19)	(0.65)	(2.55)	(0.19)
Total distributions	(1.59)	(0.35)	(0.75)	(2.79)	(0.29)
Net asset value, end of period	$13.14	$13.76	$11.65	$10.91	$15.46
Total return (%)[2]	8.48	21.58	14.57	(13.84)	27.78
Ratios and supplemental data
Net assets, end of period (in millions)	$19	$26	$15	$21	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00	1.01	1.01	0.99	0.98
Expenses including reductions	0.99	1.00	1.00	0.98	0.98
Net investment income	1.19	1.25	1.20	1.31	1.57
Portfolio turnover (%)	64	36	48	65	63[3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Equity Fund	10

CLASS R2 SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$13.77	$11.65	$10.92	$15.46	$12.38
Net investment income[1]	0.08	0.11	0.10	0.11	0.17
Net realized and unrealized gain (loss) on investments	0.85	2.32	1.33	(1.91)	3.16
Total from investment operations	0.93	2.43	1.43	(1.80)	3.33
Less distributions
From net investment income	(0.11)	(0.12)	(0.05)	(0.19)	(0.06)
From net realized gain	(1.43)	(0.19)	(0.65)	(2.55)	(0.19)
Total distributions	(1.54)	(0.31)	(0.70)	(2.74)	(0.25)
Net asset value, end of period	$13.16	$13.77	$11.65	$10.92	$15.46
Total return (%)[2]	8.10	21.22	13.96	(14.12)	27.23
Ratios and supplemental data
Net assets, end of period (in millions)	$—[3]	$—[3]	$—[3]	$—[3]	$—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.39	1.40	1.40	1.38	1.37
Expenses including reductions	1.38	1.39	1.39	1.37	1.37
Net investment income	0.59	0.84	0.94	0.91	1.21
Portfolio turnover (%)	64	36	48	65	63[4]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
[4]	Excludes in-kind transactions.
11	JOHN HANCOCK Global Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$13.76	$11.65	$10.91	$15.46	$12.37
Net investment income[1]	0.13	0.14	0.13	0.15	0.21
Net realized and unrealized gain (loss) on investments	0.83	2.31	1.34	(1.91)	3.17
Total from investment operations	0.96	2.45	1.47	(1.76)	3.38
Less distributions
From net investment income	(0.15)	(0.15)	(0.08)	(0.24)	(0.10)
From net realized gain	(1.43)	(0.19)	(0.65)	(2.55)	(0.19)
Total distributions	(1.58)	(0.34)	(0.73)	(2.79)	(0.29)
Net asset value, end of period	$13.14	$13.76	$11.65	$10.91	$15.46
Total return (%)[2]	8.32	21.56	14.45	(13.88)	27.71
Ratios and supplemental data
Net assets, end of period (in millions)	$—[3]	$—[3]	$—[3]	$—[3]	$—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20	1.18	1.17	1.15	1.15
Expenses including reductions	1.09	1.07	1.07	1.04	1.04
Net investment income	0.98	1.11	1.16	1.19	1.51
Portfolio turnover (%)	64	36	48	65	63[4]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Less than $500,000.
[4]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Equity Fund	12

CLASS R6 SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$13.75	$11.64	$10.91	$15.46	$12.37
Net investment income[1]	0.19	0.16	0.13	0.16	0.23
Net realized and unrealized gain (loss) on investments	0.79	2.31	1.36	(1.90)	3.17
Total from investment operations	0.98	2.47	1.49	(1.74)	3.40
Less distributions
From net investment income	(0.17)	(0.17)	(0.11)	(0.26)	(0.12)
From net realized gain	(1.43)	(0.19)	(0.65)	(2.55)	(0.19)
Total distributions	(1.60)	(0.36)	(0.76)	(2.81)	(0.31)
Net asset value, end of period	$13.13	$13.75	$11.64	$10.91	$15.46
Total return (%)[2]	8.61	21.72	14.60	(13.73)	27.90
Ratios and supplemental data
Net assets, end of period (in millions)	$33	$30	$20	$87	$234
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	0.90	0.90	0.88	0.88
Expenses including reductions	0.88	0.89	0.89	0.87	0.87
Net investment income	1.47	1.28	1.23	1.24	1.68
Portfolio turnover (%)	64	36	48	65	63[3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions.
13	JOHN HANCOCK Global Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$13.76	$11.65	$10.91	$15.46	$12.37
Net investment income[1]	0.19	0.16	0.15	0.18	0.23
Net realized and unrealized gain (loss) on investments	0.80	2.31	1.35	(1.92)	3.17
Total from investment operations	0.99	2.47	1.50	(1.74)	3.40
Less distributions
From net investment income	(0.18)	(0.17)	(0.11)	(0.26)	(0.12)
From net realized gain	(1.43)	(0.19)	(0.65)	(2.55)	(0.19)
Total distributions	(1.61)	(0.36)	(0.76)	(2.81)	(0.31)
Net asset value, end of period	$13.14	$13.76	$11.65	$10.91	$15.46
Total return (%)[2]	8.61	21.71	14.71	(13.72)	27.91
Ratios and supplemental data
Net assets, end of period (in millions)	$616	$480	$498	$566	$614
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	0.89	0.89	0.87	0.87
Expenses including reductions	0.88	0.89	0.88	0.86	0.86
Net investment income	1.51	1.27	1.34	1.39	1.71
Portfolio turnover (%)	64	36	48	65	63[3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Equity Fund	14

Notes to financial statements
Note 1—Organization
John Hancock Global Equity Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply).  Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
15	JOHN HANCOCK Global Equity Fund |

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of August 31, 2025, by major security category or type:
	Total value at 8-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Belgium	$13,967,776	—	$13,967,776	—
Denmark	7,775,282	—	7,775,282	—
France	50,232,688	—	50,232,688	—
Germany	39,586,299	—	39,586,299	—
Hong Kong	8,175,038	—	8,175,038	—
Ireland	43,008,026	$43,008,026	—	—
Japan	59,609,150	—	59,609,150	—
Netherlands	37,373,622	—	37,373,622	—
Switzerland	24,303,893	13,918,542	10,385,351	—
Taiwan	12,733,471	—	12,733,471	—
United Kingdom	29,885,548	—	29,885,548	—
United States	384,739,516	367,569,041	17,170,475	—
Preferred securities	11,865,010	—	11,865,010	—
Short-term investments	7,084,316	7,084,316	—	—
Total investments in securities	$730,339,635	$431,579,925	$298,759,710	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until
| JOHN HANCOCK Global Equity Fund	16

after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended August 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the year ended August 31, 2025 were $3,495.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
17	JOHN HANCOCK Global Equity Fund |

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2025, the fund has a short-term capital loss carryforward of $20,465,673 and a long-term capital loss carryforward of $161,849,282 available to offset future net realized capital gains. These carryforwards do not expire.
The utilization of the loss carryforwards, which were acquired in a merger, are limited to $3,061,921 each fiscal year due to IRC Section 382 limitations. Any unused portion of this limitation will carryforward to the following fiscal year.
As of August 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended August 31, 2025 and 2024 was as follows:
	August 31, 2025	August 31, 2024
Ordinary income	$7,308,893	$7,850,443
Long-term capital gains	61,953,470	9,037,175
Total	$69,262,363	$16,887,618
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2025, the components of distributable earnings on a tax basis consisted of $8,079,277 of undistributed ordinary income and $44,765,823 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to spin-off adjustments and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
| JOHN HANCOCK Global Equity Fund	18

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.800% of the first $1 billion of the fund’s aggregate net assets and b) 0.790% of the fund’s aggregate net assets in excess over $1 billion. Aggregate net assets include the net assets of the fund as well as Global Equity Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended August 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.89% of average net assets. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended August 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$5,050
Class C	159
Class I	1,897
Class R2	17
Class	Expense reduction
Class R4	$4
Class R6	2,638
Class NAV	46,243
Total	$56,008

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2025, were equivalent to a net annual effective rate of 0.79% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual
19	JOHN HANCOCK Global Equity Fund |

percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2025, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $38 for Class R4 shares for the year ended August 31, 2025.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $13,908 for the year ended August 31, 2025. Of this amount, $2,373 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $11,535 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2025, CDSCs received by the Distributor amounted to $17 and $141 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$177,847	$67,193
Class C	18,745	2,126
Class I	—	25,217
Class R2	993	9
Class R4	118	2
Class R6	—	1,548
Total	$197,703	$96,095
| JOHN HANCOCK Global Equity Fund	20

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the years ended August 31, 2025 and 2024 were as follows:
	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	721,563	$8,962,408	465,013	$5,822,187
Distributions reinvested	549,644	6,447,322	115,065	1,372,724
Repurchased	(826,877)	(10,441,773)	(657,198)	(8,289,535)
Net increase (decrease)	444,330	$4,967,957	(77,120)	$(1,094,624)
Class C shares
Sold	10,732	$138,025	22,417	$275,816
Distributions reinvested	19,017	222,505	3,001	35,682
Repurchased	(47,790)	(583,457)	(36,536)	(453,729)
Net decrease	(18,041)	$(222,927)	(11,118)	$(142,231)
Class I shares
Sold	366,268	$4,764,522	911,154	$11,345,426
Distributions reinvested	268,892	3,154,103	37,314	444,785
Repurchased	(1,088,867)	(13,198,260)	(377,189)	(4,824,700)
Net increase (decrease)	(453,707)	$(5,279,635)	571,279	$6,965,511
Class R2 shares
Sold	7,582	$102,625	14,626	$192,417
Distributions reinvested	3,145	37,020	98	1,175
Repurchased	(24,988)	(301,190)	(2,013)	(25,060)
Net increase (decrease)	(14,261)	$(161,545)	12,711	$168,532
Class R4 shares
Sold	200	$2,584	193	$2,457
Distributions reinvested	220	2,579	38	457
Repurchased	(3,967)	(54,753)	(17)	(211)
Net increase (decrease)	(3,547)	$(49,590)	214	$2,703
Class R6 shares
Sold	588,037	$7,239,209	753,139	$9,782,178
Distributions reinvested	301,570	3,531,380	54,181	645,295
Repurchased	(526,475)	(6,540,635)	(384,115)	(4,836,813)
Net increase	363,132	$4,229,954	423,205	$5,590,660
21	JOHN HANCOCK Global Equity Fund |

	Year Ended 8-31-25		Year Ended 8-31-24
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	12,973,558	$152,941,231	144,962	$1,826,889
Distributions reinvested	4,748,246	55,649,448	1,202,154	14,317,650
Repurchased	(5,721,143)	(73,247,497)	(9,224,050)	(115,010,650)
Net increase (decrease)	12,000,661	$135,343,182	(7,876,934)	$(98,866,111)
Total net increase (decrease)	12,318,567	$138,827,396	(6,957,763)	$(87,375,560)
Affiliates of the fund owned 16% and 100% of shares of Class R6 and Class NAV, respectively, on August 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $488,426,894 and $412,005,266, respectively, for the year ended August 31, 2025.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At August 31, 2025, funds within the John Hancock group of funds complex held 80.4% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	31.8%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	26.9%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	6.9%
Note 8—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Global Equity Fund	22

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Global Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Global Equity Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 17, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
23	JOHN HANCOCK GLOBAL EQUITY FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended August 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $61,953,470 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK GLOBAL EQUITY FUND	24

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Global Equity Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27-29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund.  The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
25	JOHN HANCOCK GLOBAL EQUITY FUND |

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
| JOHN HANCOCK GLOBAL EQUITY FUND	26

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2024. The Board also noted that the fund outperformed its peer group median for the five- and ten-year periods and underperformed for the one- and three-year periods ended December 31, 2024. The Board took into account management’s discussion of the fund’s performance, including the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and relative to the peer group for the one- and three-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses are higher than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee
27	JOHN HANCOCK GLOBAL EQUITY FUND |

charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or
| JOHN HANCOCK GLOBAL EQUITY FUND	28

otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
29	JOHN HANCOCK GLOBAL EQUITY FUND |

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK GLOBAL EQUITY FUND	30

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Global Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4780996	425A 8/25
10/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	October 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	October 17, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	October 17, 2025